SHARE CAPITAL (Schedule of Share-based Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based compensation [Line Items]
Share-based compensation	$ 1,777	$ 197	$ 505
Cost of revenues [Member]
Share-based compensation [Line Items]
Share-based compensation	2	15	16
Research and development expenses [Member]
Share-based compensation [Line Items]
Share-based compensation	588	80	59
Selling, general and administrative [Member]
Share-based compensation [Line Items]
Share-based compensation	$ 1,187	$ 102	$ 430